Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Cash flows from operating activities
Net loss	$ (1,255)	$ (1,632)
Items not affecting cash
Depreciation	8	9
Stock-based compensation		42
Loss from equity investee	47	46
Interest expense	57	69
Unrealized foreign exchange (gains) losses	(122)	408
	(1,265)	(1,058)
Change in non-cash operating working capital
Decrease in receivables and prepaid expenses	80	51
(Increase) decrease in other assets	(39)	4
Increase (decrease) in accounts payable and accruals	62	(916)
Deposit on metal credit obligation		(5,500)
	(1,162)	(7,419)
Cash flows from investing activities
Purchase of equipment		(6)
Proceeds from sale of equipment		3
		(3)
Cash flows from financing activities
Proceeds from issuance of capital stock	5,179
Proceeds from issuance of capital stock – stock options	39	11
	5,218	11
Increase (decrease) in cash and cash equivalents	4,056	(7,411)
Cash and cash equivalents - beginning of period	13,391	22,786
Effect of exchange rate changes on cash	103	171
Cash and cash equivalents - end of period	$ 17,550	$ 15,546